Annual Total Returns [BarChart] - Dodge & Cox Balanced Fund - Dodge & Cox Balanced Fund	May 01, 2021
Bar Chart Table:
Annual Return 2011	(1.66%)
Annual Return 2012	18.32%
Annual Return 2013	28.37%
Annual Return 2014	8.85%
Annual Return 2015	(2.88%)
Annual Return 2016	16.55%
Annual Return 2017	12.59%
Annual Return 2018	(4.61%)
Annual Return 2019	19.62%
Annual Return 2020	7.85%